Earnings Per Common Share - Narrative (Details) - USD ($) $ in Thousands, shares in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2026	Mar. 23, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Earnings Per Share [Abstract]
Pre-IPO net income (loss)	$ 0	$ 40,000	$ 0	$ 39,888	$ 0
Anti-dilutive outstanding OP units (in shares)	76			76